Related party transactions	9 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions

19.Related party transactions

Related party balances

The balance due to related parties is $26,786 as at September 30, 2021 (December 31, 2020 - $280,432). These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Consulting fees	$—	$—	$—	$91,591
Salary	2,350,134	313,545	3,095,936	756,628
Directors fees	103,777	65,107	262,641	247,846
Stock-based compensation	559,734	1,133,580	2,442,098	3,959,926
	$3,013,645	$1,512,232	$5,800,675	$5,055,991